Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Vaso Corporation and Subsidaries [Member]
Property and Equipment (Tables) [Line Items]
Schedule of Property and Equipment	Property and equipment is summarized as follows:
	(in thousands)
	December 31, 2023	December 31, 2022
Office, laboratory and other equipment	$2,084	$1,928
Equipment furnished for customer use	8,233	7,981
Right of use assets – finance leases	1,116	1,119
Furniture and fixtures	99	99
	11,532	11,127
Less: accumulated depreciation and amortization	(10,358)	(9,787)
Property and equipment, net	$1,174	$1,340